Note 6 - Loans, Net of Allowance for Credit Losses - Maturities and Yields (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Total loans	$ 2,979,880	$ 2,096,308
Average effective yield	5.85%	4.52%
Not later than three months [member]
Statement Line Items [Line Items]
Total loans	$ 106,262
Average effective yield	4.57%
Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Total loans	$ 501,818
Average effective yield	5.42%
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total loans	$ 238,460
Average effective yield	4.93%
Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Total loans	$ 1,050,292
Average effective yield	4.95%
Later than five years [member]
Statement Line Items [Line Items]
Total loans	$ 412,698
Average effective yield	5.58%
Floating interest rate [member]
Statement Line Items [Line Items]
Total loans	$ 670,350
Average effective yield	8.29%